K&L GATES llp 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com
November 5, 2015
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Janus Detroit Street Trust Initial Registration Statement on Form N-1A
Ladies and Gentlemen:
     Transmitted herewith for filing on behalf of Janus Detroit Street Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto.
     For your reference, the Registration Statement covers the following series:
Janus Small Cap Growth Alpha ETF
Janus Small/Mid Cap Growth Alpha ETF
Janus Velocity Tail Risk Hedged Large Cap ETF
Janus Velocity Volatility Hedged Large Cap ETF
     The two Janus Velocity ETF series listed above are being established to serve as the surviving funds in separate mergers of two existing ETFs, Janus Velocity Tail Risk Hedged Large Cap ETF (Ticker: TRSK) and Janus Velocity Volatility Hedged Large Cap ETF (Ticker: SPXH), each of which are series of ALPS ETF Trust. The mergers will be conducted pursuant to a registration statement on Form N-14 to be filed with the Securities and Exchange Commission at a later date.
     Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.
     Please do not hesitate to call me at (202) 778-9220, or Nicole Trudeau at (202) 778-9189, if you have any questions relating to this filing.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple
Enclosures